Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 732	$ 2,931
Restricted cash	81	76
Accounts receivable, net	2,458	1,881
Inventories	45	43
Contract assets	6,697	4,974
Deposits, prepayments and other receivables	1,243	890
Total current assets	11,256	10,795
Non-current assets:
Property and equipment, net	19,845	14,625
Right-of-use assets, net	542	601
Intangible assets		1
Total non-current assets	20,387	15,227
TOTAL ASSETS	31,643	26,022
Current liabilities:
Accounts payable and accrued liabilities	4,922	3,714
Amounts due to related parties	6,995	5,991
Bank borrowings	1,955	2,558
Contract liabilities	442	303
Finance lease liabilities	647	715
Operating lease liabilities	88	79
Income tax payable	140	252
Total current liabilities	15,189	13,612
Long-term liabilities:
Bank borrowings	6,972	3,452
Finance lease liabilities	1,750	1,096
Operating lease liabilities	492	548
Deferred tax liabilities		32
Total long-term liabilities	9,214	5,128
TOTAL LIABILITIES	24,403	18,740
Shareholders’ equity
Ordinary share, par value US$0.00025, 2,000,000,000 shares authorized, 18,750,000 ordinary shares issued and outstanding, 15,625,000 ordinary shares issued and outstanding as of December 31, 2025 and 2024, respectively	5	4
Additional paid-in capital	9,365	6,967
Accumulated other comprehensive income (loss)	202	(277)
(Accumulated losses) Retained earnings	(2,332)	588
Total shareholders’ equity	7,240	7,282
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 31,643	$ 26,022